NOTES PAYABLE	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
NOTES PAYABLE

9. NOTES PAYABLE

On June 14, 2022, the Company issued a promissory note payable for $117,000 (“Note A”). The promissory note is unsecured, payable on demand, and was set to mature on August 13, 2022. The promissory note bears interest at a rate per annum equal to the Bank of Canada’s Prime rate. On August 9, 2022, a promissory note extension was signed, extending the maturity date of the note payable to February 14, 2023. Accrued interest of $2,289 was outstanding as at December 31, 2022.

On November 8, 2022, the Company entered into a promissory note (“Note B”) agreement to raise $116,760. The Note has a discount of $12,510 and fees of $4,250, resulting in net proceeds of $100,000. The Note is unsecured, has a one-time interest charge of $14,011, and matures on November 8, 2023. The Note total of $130,771 (including principal, interest, and fees) will be repaid in ten payments, each in the amount of $13,077 with the first payment due on December 30, 2022, and nine subsequent payments each month thereafter with a five-day grace period with respect to each payment.

In the event of a default, the Note is convertible into shares of common stock of the Company. In a default situation, the holder of the Note has the right to convert all or any part of the unpaid balance of the Note into shares of common stock of the Company, at a conversion price that is equal to the lowest trading price for the shares of common stock during the twenty-five trading days prior to the conversion date. Upon the occurrence and during the continuation of any event of default, the Note would immediately become due and payable and, if the Company wishes to repay the Note in cash, the Company would pay an amount equal to 200% of the then outstanding unpaid amounts owed. The first payment of $13,077 was due and paid on December 31, 2022. Debt discount amortization and prepaid legal fees and amortization amounted to $2,043 and $691, respectively during the year ended December 31, 2022.

During the year ended December 31, 2022 the Company incurred interest expense for these notes which total $6,601.